Selected Quarterly Consolidated Financial Information (Unaudited) - Selected Quarterly Financial Data Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	0 Months Ended	3 Months Ended			12 Months Ended
	Jun. 08, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Gain on sale of investment in affiliate bank	$ 4,800,000			$ 4,800,000		$ 4,819,000
Non-interest expense		1,500,000
occupancy and equipment expenses			172,000
marketing and advertising expenses			368,000
professional services expenses			264,000
foreclosed real estate expenses			349,000
other general and administrative expenses			$ 268,000